Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total deferred tax assets	¥ 347	¥ 346
Net deferred tax assets	347	346
Total deferred tax liabilities	211	271
Net deferred liabilities	211	271
Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayments	134	134
Deferred revenue	49	83
Accruals	159	118
Others	9	15
Total deferred tax assets	351	350
Set-off of deferred tax liabilities pursuant to set-off provisions	(4)	(4)
Net deferred tax assets	347	346
Intangible assets acquired in business combinations	215	275
Total deferred tax liabilities	215	275
Net deferred liabilities	¥ 211	¥ 271